CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/INCOME (Parenthetical)	Dec. 31, 2018	Aug. 03, 2016
7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.00%	7.00%